MINERAL PROPERTY and EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about mineral property and exploration and evaluation assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of exploration and evaluation assets [Abstract]
Exploration and evaluation assets, beginning of period	$ 34,939	$ 36,792
Additions	3,745	2,988
Recoveries from 100% Impala funded implementation budget	(229)	(1,285)
Foreign exchange movement	5,498	(3,556)
Exploration and evaluation assets, end of period	$ 43,953	$ 34,939